Impairment review (Tables)	6 Months Ended
Sep. 30, 2020
Impairment review
Schedule of assumptions used in valuation of impairment loss

The table below shows key assumptions used in the value in use calculations at 30 September 2020:

	Assumptions used in value in use calculation
	Germany	Italy	Spain	Ireland	Romania
	%	%	%	%	%
Pre-tax risk adjusted discount rate	7.3	10.8	9.3	7.7	10.1
Long-term growth rate	0.5	0.5	0.5	0.5	1.0
Projected adjusted EBITDA[1]	3.8	2.5	8.2	0.9	8.0
Projected capital expenditure[2]	20.0 - 20.7	12.2 - 14.9	16.2 - 18.7	13.2 - 15.7	13.7 - 16.6

	Change required for carrying value to equal
	recoverable amount
	Germany	Italy	Spain	Ireland	Romania
	pps	Pps	pps	Pps	pps
Pre-tax risk adjusted discount rate	1.1	1.2	0.3	0.3	0.4
Long-term growth rate	(1.1)	(1.2)	(0.3)	(0.3)	(0.6)
Projected adjusted EBITDA[1]	(3.3)	(1.9)	(0.7)	(0.6)	(1.1)
Projected capital expenditure[2]	13.5	4.9	1.4	1.7	1.5

Notes:

1.	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment review.
2.

Projected capital expenditure, which excludes licences and spectrum, is expressed as the range of capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment review.

	Recoverable amount less carrying value
	Germany	Italy	Spain	Ireland	Romania
	€bn	€bn	€bn	€bn	€bn

Base case as at 30 September 2020	7.1	1.0	0.2	0.1	0.1
Change in projected adjusted EBITDA1
Decrease by 5pps	(3.3)	(1.5)	(1.3)	(0.4)	(0.2)
Increase by 5pps	19.4	4.0	2.0	0.7	0.3
Change in long-term growth rate
Decrease by 1pps	0.4	0.2	(0.4)	(0.1)	—
Increase by 1pps	16.8	2.1	1.1	0.3	0.2

Note:

1.	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment review.

	Change required for carrying value to equal recoverable amount
	UK	Portugal	Czech Republic	Hungary
	pps	pps	pps	Pps
Pre-tax risk adjusted discount rate	0.5	1.3	1.6	1.2
Long-term growth rate	(0.5)	(1.3)	(1.6)	(1.4)
Projected adjusted EBITDA[1]	(1.0)	(2.8)	(3.6)	(2.5)
Projected capital expenditure[2]	2.2	6.1	12.7	6.8

Notes:

1.	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment review.
2.

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment review